Cover	Nov. 18, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2021
Entity File Number	001-39806
Entity Registrant Name	Churchill Capital Corp V
Entity Central Index Key	0001812234
Entity Tax Identification Number	85-1023777
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	640 Fifth Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	380-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class Common Stock And One Fourth Of One Warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one
Trading Symbol	CCV.U
Security Exchange Name	NYSE
Class A common stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	CCV
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	CCV WS
Security Exchange Name	NYSE